SCHEDULE SIGNIFICANT COMPONENTS OF THE DEFERRED TAX ASSETS (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Income Tax Disclosure [Abstract]
Hong Kong	$ 118,553	$ 929,455
Less: valuation allowance		(929,455)
Valuation allowance	(118,553)	(929,455)
Deferred Tax Assets Net